Basic and Diluted Earnings Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Common Class A USD ($)	Dec. 31, 2013 Common Class A CNY	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2013 Common Class A Employee Stock Option	Dec. 31, 2013 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2013 Common Class A Warrants	Dec. 31, 2013 Common Class B USD ($)	Dec. 31, 2013 Common Class B CNY	Dec. 31, 2012 Common Class B CNY	Dec. 31, 2011 Common Class B CNY
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share-basic	$ 3,897	23,589	(17,496)	163,343	$ 1,483	8,976	(6,487)	34,054				$ 2,039	12,345	(10,874)	117,452
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	319,576,830	319,576,830	302,853,059	244,594,415	134,538,407	134,538,407	113,235,967	54,977,323				185,038,423	185,038,423	189,617,092	189,617,092
Denominator used for earnings (loss) per share	319,576,830	319,576,830	302,853,059	244,594,415	134,538,407	134,538,407	113,235,967	54,977,323				185,038,423	185,038,423	189,617,092	189,617,092
Earnings (loss) per share-basic	$ 0.01	0.07	(0.06)	0.62	$ 0.01	0.07	(0.06)	0.62				$ 0.01	0.07	(0.06)	0.62
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share-diluted					1,568	9,494	(6,487)	34,054				1,954	11,827	(10,874)	117,452
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares					1,954	11,827	(10,874)	117,452
Net income (loss) attributable to ordinary shareholders	$ 3,522	21,321	(17,361)	151,506	$ 3,522	21,321	(17,361)	151,506				$ 1,954	11,827	(10,874)	117,452
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	319,576,830	319,576,830	302,853,059	244,594,415	134,538,407	134,538,407	113,235,967	54,977,323				185,038,423	185,038,423	189,617,092	189,617,092
Conversion of Class B to Class A ordinary shares					185,038,423	185,038,423	189,617,092	189,617,092
Dilutive effect of convertible securities:
Dilutive effect of convertible securities attributable to share based compensation									12,297,251	734,995	971,193
Denominator used for earnings (loss) per share	333,580,269	333,580,269	302,853,059	244,594,415	333,580,269	333,580,269	302,853,059	244,594,415				185,038,423	185,038,423	189,617,092	189,617,092
Earnings (loss) per share-diluted	$ 0.01	0.06	(0.06)	0.62	$ 0.01	0.06	(0.06)	0.62				$ 0.01	0.06	(0.06)	0.62